Award Timing Disclosure	12 Months Ended
Sep. 27, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

The Executive Compensation Committee generally approves the grant of RSUs and stock options to our directors, executive officers and eligible employees on a predetermined schedule at its meeting each February. The RSUs and stock options are awarded in two equal tranches, with the first tranche granted on the date of our annual meeting of shareholders each February and the second tranche granted on the date that is six months after the date of such meeting. These dates are typically about three weeks after the announcement of our quarterly financial results.

The Executive Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. Any coordination between a grant and the release of information that could be expected to affect such grant’s value is precluded by the predetermined schedule.

Award Timing Method	The Executive Compensation Committee generally approves the grant of RSUs and stock options to our directors, executive officers and eligible employees on a predetermined schedule at its meeting each February. The RSUs and stock options are awarded in two equal tranches, with the first tranche granted on the date of our annual meeting of shareholders each February and the second tranche granted on the date that is six months after the date of such meeting. These dates are typically about three weeks after the announcement of our quarterly financial results.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Executive Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false